Fixed Assets (Details) - Schedule of Property, Plant, and Equipment Balances - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	$ 251,846	$ 251,823	$ 238,095
Buildings
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	142,114	145,618	145,800
Land
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	14,020	14,631	15,021
Equipment
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	71,155	67,751	48,278
Others
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	24,557	23,823	$ 28,996
Gross balance
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	813,727	776,282
Gross balance | Buildings
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	327,607	318,881
Gross balance | Land
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	14,020	14,631
Gross balance | Equipment
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	371,128	343,038
Gross balance | Others
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	100,972	99,732
Accumulated depreciation
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	(561,881)	(524,459)
Accumulated depreciation | Buildings
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	(185,493)	(173,263)
Accumulated depreciation | Land
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	0	0
Accumulated depreciation | Equipment
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	(299,973)	(275,287)
Accumulated depreciation | Others
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	$ (76,415)	$ (75,909)